Investment Objectives and Goals - Ashmore Emerging Markets Small-Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ashmore Emerging Markets Equity SMA Completion Fund (formerly, Ashmore Emerging Markets Small‑Cap Equity Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.